Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Measurements
Schedule of fair value of assets and liabilities measured on a recurring basis

	Fair Value at December 31, 2017				Fair Value at December 31, 2016
(in thousands)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Contingent Consideration	$—	$—	$133	$133	$—	$—	$—	$—

Schedule of reconciliation of the beginning and ending balance for the Level 3 measurement

(in thousands)
Balance at December 31, 2016	$—
Addition	133
Payments	—
Balance at December 31, 2017	$133